LONG-TERM BANK DEBT	12 Months Ended
Dec. 31, 2015
LONG-TERM BANK DEBT [Abstract]
LONG-TERM BANK DEBT

NOTE 10:-              LONG-TERM BANK DEBT

a.              Classified by currency, linkage terms and interest rates:

	Interest rate		December 31,
	2014	2015	2014	2015

	%

In or linked to US$	3.65	-	1,875	-

			1,875	-
Less - current maturities			500	-

			$1,375	$-
Weighted average interest rates at the end of the year	3.65	-

b.	During the year 2015, the Company paid back the balance of its bank debt.

c.	For charges, see Note 11g.